NB Crossroads Private Markets Access Fund LLC
Schedule of Investments
As of June 30, 2021 (Unaudited)

Description	Interest	Maturity Date	Shares or Principal Amounts	Cost	Value
BANK LOANS - 58.81%
ADMI Corp.	3.88% (1-Month USD Libor + 325.000 basis points)	12/23/2027	1,256,850	$1,270,990	$1,241,931
Ahead DB Holdings, LLC	4.50% (1-Month USD Libor + 375.000 basis points)	10/18/2027	1,250,000	1,268,750	1,251,363
Alliant Holdings Intermediate, LLC	4.25% (1-Month USD Libor + 375.000 basis points)	11/05/2027	1,253,231	1,264,197	1,254,271
Alter Domus Holdco Sarl	4.50% (1-Month USD Libor + 375.000 basis points)	02/11/2028	1,266,825	1,260,491	1,264,925
Altice Financing S.A.	2.93% (3-Month USD Libor + 275.000 basis points)	07/15/2025	1,276,675	1,270,292	1,253,759
Altice France S.A.	2.94% (3-Month USD Libor + 275.000 basis points)	07/31/2025	1,273,368	1,271,776	1,250,549
Altium Packaging, LLC	3.25% (1-Month USD Libor + 275.000 basis points)	02/03/2028	2,523,675	2,511,057	2,508,306
American Trailer World Corp.	4.50% (1-Month USD Libor + 375.000 basis points)	03/03/2028	1,270,000	1,263,650	1,267,625
Applied Systems, Inc.	3.75% (3-Month USD Libor + 325.000 basis points)	09/19/2024	1,255,348	1,255,348	1,252,059
AssuredPartners, Inc.	3.60% (1-Month USD Libor + 350.000 basis points)	02/12/2027	1,263,586	1,262,006	1,256,396
Asurion, LLC	3.35% (1-Month USD Libor + 325.000 basis points)	12/23/2026	1,253,700	1,258,401	1,238,819
Asurion, LLC	5.35% (1-Month USD Libor + 525.000 basis points)	01/31/2028	185,000	185,000	186,310
Athenahealth, Inc.	4.41% (1-Month USD Libor + 425.000 basis points)	02/11/2026	2,523,675	2,523,675	2,529,202
Aveanna Healthcare, LLC	6.50% (3-Month USD Libor + 550.000 basis points)	03/18/2024	1,273,486	1,270,302	1,271,894
Aveanna Healthcare, LLC	4.25% (1-Month USD Libor + 375.000 basis points)	06/30/2028	1,042,547	1,037,334	1,042,547
Aveanna Healthcare, LLC(A)	4.25% (1-Month USD Libor + 375.000 basis points)	06/30/2028	242,453	-	1,212
BCP Renaissance Parent, LLC	4.50% (3-Month USD Libor + 350.000 basis points)	10/31/2024	1,287,908	1,268,589	1,263,296
Bella Holding Co., LLC	4.50% (1-Month USD Libor + 375.000 basis points)	04/01/2028	1,265,000	1,252,350	1,264,469
Berlin Packaging, LLC	3.75% (1-Month USD Libor + 325.000 basis points)	03/13/2028	1,261,838	1,255,528	1,255,528
Birkenstock US BidCo, Inc.	4.25% (1-Month USD Libor + 375.000 basis points)	04/27/2028	1,000,000	995,000	999,580
CCI Buyer, Inc.	4.75% (1-Month USD Libor + 400.000 basis points)	12/17/2027	1,251,863	1,264,381	1,253,202
CIRCOR International, Inc.	4.25% (1-Month USD Libor + 325.000 basis points)	12/11/2024	1,275,000	1,275,000	1,267,031
Connect FInco SARL	4.50% (1-Month USD Libor + 350.000 basis points)	12/11/2026	1,258,627	1,264,920	1,259,420
Consolidated Communications, Inc.	4.25% (1-Month USD Libor + 350.000 basis points)	10/02/2027	1,265,000	1,265,000	1,266,581
Constant Contact, Inc.(A)	0.50% (1-Month USD Libor + 400.000 basis points)	02/10/2028	267,882	-	669
Constant Contact, Inc.	4.75% (1-Month USD Libor + 400.000 basis points)	02/10/2028	997,118	992,132	994,625
Cpc Acquisition Corp.	4.50% (1-Month USD Libor + 375.000 basis points)	12/29/2027	1,256,850	1,267,847	1,253,318
CQP Holdco, LP	4.25% (1-Month USD Libor + 375.000 basis points)	05/26/2028	1,280,000	1,273,600	1,274,240
Crosby US Acquisition Corp.	4.84% (3-Month USD Libor + 475.000 basis points)	06/26/2026	1,273,503	1,265,543	1,267,135
Deerfield Dakota Holding, LLC	4.75% (1-Month USD Libor + 375.000 basis points)	04/09/2027	1,151,683	1,163,200	1,156,002
Delta 2 Lux Sarl	3.50% (3-Month USD Libor + 250.000 basis points)	02/01/2024	1,256,075	1,252,935	1,248,426
Edelman Financial Engines Center LLC/The	4.50% (1-Month USD Libor + 375.000 basis points)	04/07/2028	1,122,315	1,122,315	1,123,089
Edgewater Generation, LLC	3.85% (3-Month USD Libor + 375.000 basis points)	12/13/2025	1,255,466	1,258,605	1,195,442
EG America, LLC	4.75% (1-Month USD Libor + 425.000 basis points)	03/11/2026	1,262,907	1,250,278	1,262,907
Endurance International Group Holdings, Inc.	4.25% (1-Month USD Libor + 350.000 basis points)	02/10/2028	2,532,140	2,519,479	2,518,416
Ensemble RCM, LLC	3.94% (3-Month USD Libor + 375.000 basis points)	08/03/2026	2,517,190	2,510,897	2,517,718
Enterprise Development Authority/The	5.00% (1-Month USD Libor + 425.000 basis points)	02/18/2028	1,254,125	1,247,854	1,257,260
Epicor Software Corp.	4.00% (1-Month USD Libor + 425.000 basis points)	07/30/2027	1,258,659	1,264,952	1,256,721
Everi Payments, Inc.	3.50% (1-Month USD Libor + 275.000 basis points)	05/09/2024	1,265,000	1,265,000	1,261,838
First Brands Group, LLC	6.00% (1-Month USD Libor + 500.000 basis points)	03/22/2027	1,261,838	1,249,219	1,274,986
Gainwell Acquisition Corp.	4.75% (1-Month USD Libor + 400.000 basis points)	10/01/2027	2,528,647	2,492,234	2,534,336
Gates Global, LLC	3.50% (1-Month USD Libor + 275.000 basis points)	03/31/2027	1,263,650	1,260,491	1,260,365
Granite US Holdings Corp.	4.15% (1-Month USD Libor + 400.000 basis points)	09/30/2026	1,248,933	1,258,300	1,252,055
Great Outdoors Group, LLC	5.00% (1-Month USD Libor + 425.000 basis points)	02/26/2028	2,522,325	2,509,713	2,528,631
Greeneden US Holdings II, LLC	4.75% (1-Month USD Libor + 400.000 basis points)	12/01/2027	1,256,850	1,267,847	1,259,100
Heartland Dental, LLC	3.60% (3-Month USD Libor + 375.000 basis points)	04/30/2025	1,288,364	1,272,260	1,272,260
Helios Software Holdings, Inc.	3.90% (1-Month USD Libor + 375.000 basis points)	02/28/2028	1,048,143	1,045,523	1,047,818
HUB International Ltd.	4.00% (1-Month USD Libor + 325.000 basis points)	04/25/2025	1,263,650	1,276,287	1,262,765
Hyland Software, Inc.	4.25% (1-Month USD Libor + 350.000 basis points)	07/01/2024	1,261,756	1,258,602	1,262,804
Indy US Bidco, LLC	4.08% (1-Month USD Libor + 400.000 basis points)	03/05/2028	2,523,675	2,511,057	2,526,375
Ingram Micro Inc.	4.00% (1-Month USD Libor + 350.000 basis points)	03/30/2028	1,265,000	1,252,350	1,266,581
Iridium Satellite, LLC	3.75% (1-Month USD Libor + 275.000 basis points)	11/04/2026	1,261,814	1,272,854	1,263,038
Ivanti Software, Inc.	5.75% (1-Month USD Libor + 475.000 basis points)	12/01/2027	1,246,875	1,267,137	1,247,050
Kloeckner Pentaplast of America, Inc.	5.25% (1-Month USD Libor + 475.000 basis points)	02/12/2026	2,523,675	2,511,057	2,536,293
Life Time, Inc.	5.75% (1-Month USD Libor + 475.000 basis points)	12/16/2024	1,263,650	1,260,491	1,266,809
Lonestar II Generation Holdings, LLC - Term B Loan	5.10% (3-Month USD Libor + 500.000 basis points)	04/20/2026	415,798	401,245	407,657
Lonestar II Generation Holdings, LLC - Term C Loan	5.10% (3-Month USD Libor + 500.000 basis points)	04/20/2026	54,350	52,448	53,286
Lower Cadence Holdings, LLC	4.10% (3-Month USD Libor + 400.000 basis points)	05/22/2026	1,288,404	1,275,520	1,278,741
Lucid Energy Group II Borrower, LLC	4.00% (3-Month USD Libor + 300.000 basis points)	02/17/2025	1,323,162	1,273,543	1,309,454
Lummus Technology Holdings V, LLC	3.60% (1-Month USD Libor + 350.000 basis points)	06/30/2027	1,261,838	1,264,992	1,253,497
Mauser Packaging Solutions Holding Co.	3.35% (3-Month USD Libor + 325.000 basis points)	04/03/2024	1,283,316	1,273,691	1,251,438
Medallion Midland Acquisition, LP	4.25% (3-Month USD Libor + 325.000 basis points)	10/30/2024	1,278,376	1,278,376	1,268,469
MedAssets Software Intermediate Holdings, Inc.	4.50% (1-Month USD Libor + 375.000 basis points)	01/28/2028	1,270,000	1,276,350	1,268,413
Midwest Physician Administrative Services, LLC	4.00% (1-Month USD Libor + 325.000 basis points)	03/05/2028	1,261,838	1,255,528	1,257,901
MPH Acquisition Holdings, LLC	3.75% (1-Month USD Libor + 300.000 basis points)	06/07/2023	1,270,000	1,273,175	1,266,254
National Mentor Holdings, Inc.(A)	0.50% (1-Month USD Libor + 375.000 basis points)	02/18/2028	54,577	-	61
National Mentor Holdings, Inc.	4.50% (1-Month USD Libor + 375.000 basis points)	02/18/2028	1,175,620	1,170,079	1,176,925
National Mentor Holdings, Inc. - Term C Loan	4.50% (1-Month USD Libor + 375.000 basis points)	02/18/2028	37,026	36,841	37,067
Peraton Corp.	4.50% (1-Month USD Libor + 375.000 basis points)	02/01/2028	1,266,825	1,260,491	1,269,460
Petco Health & Wellness Co., Inc.	4.00% (1-Month USD Libor + 325.000 basis points)	02/25/2028	1,266,825	1,263,658	1,263,886
PetSmart, Inc.	4.50% (1-Month USD Libor + 375.000 basis points)	01/27/2028	1,265,000	1,252,350	1,265,316
PetVet Care Centers, LLC	4.25% (1-Month USD Libor + 350.000 basis points)	02/14/2025	1,263,570	1,276,205	1,265,465
Prairie ECI Acquiror, LP	4.85% (3-Month USD Libor + 475.000 basis points)	03/11/2026	1,285,000	1,276,969	1,249,123
Prime Security Services Borrower, LLC	3.50% (1-Month USD Libor + 275.000 basis points)	09/23/2026	1,261,838	1,272,879	1,260,462
Project Ruby Ultimate Parent Corp.	4.00% (1-Month USD Libor + 325.000 basis points)	03/10/2028	1,266,825	1,260,491	1,262,467
Proofpoint, Inc.	3.75% (1-Month USD Libor + 325.000 basis points)	06/09/2028	1,280,000	1,273,600	1,272,166
Rackspace Technology Global, Inc.	3.50% (1-Month USD Libor + 275.000 basis points)	02/15/2028	2,523,675	2,511,057	2,508,634

RealPage, Inc.	3.75% (1-Month USD Libor + 325.000 basis points)	02/18/2028	1,270,000	1,266,825	1,265,555
Redstone Holdco 2, LP(A)	0.50% (1-Month USD Libor + 475.000 basis points)	04/16/2028	357,239	-	2,382
Redstone Holdco 2, LP	5.50% (1-Month USD Libor + 475.000 basis points)	04/14/2028	912,761	903,634	909,722
Ryan Specialty Group, LLC	3.75% (1-Month USD Libor + 325.000 basis points)	09/01/2027	1,243,734	1,254,617	1,242,565
SCIH Salt Holdings, Inc.	4.75% (1-Month USD Libor + 400.000 basis points)	03/16/2027	1,266,825	1,260,491	1,268,941
Sedgwick Claims Management Services, Inc.	3.35% (3-Month USD Libor + 325.000 basis points)	12/31/2025	1,268,495	1,265,324	1,254,224
Solera, LLC	4.50% (1-Month USD Libor + 400.000 basis points)	06/02/2028	1,280,000	1,273,600	1,283,046
Storable, Inc.	3.75% (1-Month USD Libor + 325.000 basis points)	02/26/2028	1,270,000	1,266,825	1,263,650
Sunshine Luxembourg VII Sarl	4.50% (1-Month USD Libor + 375.000 basis points)	10/01/2026	1,261,838	1,258,683	1,265,699
Surf Holdings, LLC	3.63% (1-Month USD Libor + 350.000 basis points)	03/05/2027	1,263,622	1,257,304	1,254,625
Tech Data Corp.	5.60% (1-Month USD Libor + 550.000 basis points)	06/30/2025	1,243,734	1,265,500	1,246,844
Tecta America Corp.	5.00% (1-Month USD Libor + 425.000 basis points)	04/10/2028	1,000,000	990,000	1,001,250
Tenneco, Inc.	3.10% (3-Month USD Libor + 300.000 basis points)	10/01/2025	1,278,444	1,272,052	1,263,103
The Dun & Bradstreet Corp.	3.35% (1-Month USD Libor + 325.000 basis points)	02/06/2026	1,208,925	1,216,481	1,202,687
TI Group Automotive Systems, LLC	3.75% (1-Month USD Libor + 325.000 basis points)	12/16/2026	492,568	496,878	493,799
TIBCO Software, Inc.	3.86% (1-Month USD Libor + 375.000 basis points)	06/30/2026	1,258,643	1,258,643	1,254,238
TK Elevator US Newco Inc	4.48% (1-Month USD Libor + 425.000 basis points)	07/30/2027	1,243,758	1,259,305	1,244,280
TMS International Corp.	3.75% (1-Month USD Libor + 275.000 basis points)	08/14/2024	1,263,650	1,274,707	1,258,911
Traverse Midstream Partners, LLC	6.50% (1-Month USD Libor + 550.000 basis points)	09/27/2024	1,246,752	1,246,752	1,250,655
TricorBraun Holdings, Inc.(A)	1.63% (1-Month USD Libor + 325.000 basis points)	01/29/2028	464,725	15,491	11,833
TricorBraun Holdings, Inc.	3.75% (1-Month USD Libor + 325.000 basis points)	01/29/2028	2,066,088	2,055,680	2,049,828
Triton Water Holdings, Inc.	4.00% (1-Month USD Libor + 350.000 basis points)	03/18/2028	1,265,000	1,258,675	1,263,242
Uber Technologies, Inc.	3.60% (1-Month USD Libor + 350.000 basis points)	04/04/2025	1,263,487	1,263,487	1,262,363
UKG, Inc.	4.00% (1-Month USD Libor + 325.000 basis points)	05/04/2026	1,263,650	1,276,287	1,264,382
United Airlines, Inc.	4.50% (1-Month USD Libor + 375.000 basis points)	04/14/2028	1,266,825	1,260,491	1,282,305
Verscend Holding Corp.	4.10% (1-Month USD Libor + 400.000 basis points)	08/27/2025	1,333,333	1,333,333	1,335,479
Vision Solutions, Inc.	5.00% (1-Month USD Libor + 425.000 basis points)	03/19/2028	1,265,000	1,258,675	1,262,470
TOTAL BANK LOANS					129,953,567

COMMON STOCKS - 4.06%
KKR & Co Inc.			50,837	2,080,987	3,011,584
The Blackstone Group Inc.			32,327	2,080,582	3,140,245
The Carlyle Group Inc.			60,734	2,081,214	2,822,916
TOTAL COMMON STOCKS					8,974,745

CORPORATE BONDS(B) - 9.66%
Alamo Re Ltd.	3.65% (3-Month Treasury Bill + 400.000 basis points)	06/07/2024	1,000,000	1,000,000	1,000,800
Cape Lookout Re Ltd.	3.26% (1-Month Treasury Bill + 325.000 basis points)	03/22/2024	1,250,000	1,250,000	1,250,625
Cosaint Re Pte Ltd.	8.98% (1-Month Treasury Bill + 925.000 basis points)	04/03/2024	1,000,000	1,000,000	1,020,500
Everglades Re II Ltd.	5.76% (1-Month Treasury Bill + 575.000 basis points)	05/14/2024	925,000	925,000	925,278
Herbie Re Ltd.	17.25% (3-Month Treasury Bill + 1725.000 basis points)	06/06/2025	500,000	500,000	499,500
First Coast Re III Pte Ltd.	6.00% (3-Month Treasury Bill + 600.000 basis points)	04/07/2025	1,000,000	1,000,000	1,000,800
FloodSmart Re Ltd.	12.56% (3-Month Treasury Bill + 1300.000 basis points)	03/01/2024	1,250,000	1,250,000	1,240,000
Kendall Re Ltd.	3.91% (3-Month Treasury Bill + 400.000 basis points)	05/02/2024	1,000,000	1,000,000	1,005,000
Kilimanjaro III Re Ltd.	4.26% (3-Month Treasury Bill + 425.000 basis points)	04/21/2025	800,000	800,000	809,440
Kilimanjaro III Re Ltd.	11.26% (3-Month Treasury Bill + 1125.000 basis points)	04/20/2026	750,000	750,000	752,925
Kilimanjaro III Re Ltd.	4.26% (3-Month Treasury Bill + 425.000 basis points)	04/20/2026	700,000	700,000	709,100
Mona Lisa Re Ltd.	7.00% (3-Month Treasury Bill + 700.000 basis points)	07/08/2025	750,000	750,000	750,000
Mystic Re IV Ltd.	5.50% (3-Month Treasury Bill + 550.000 basis points)	01/08/2025	900,000	900,000	899,910
Pelican IV Re Ltd.	5.25% (1-Month Treasury Bill + 525.000 basis points)	05/07/2024	725,000	725,000	725,653
Putnam RE PTE Ltd.	5.01% (1-Month Treasury Bill + 550.000 basis points)	06/07/2024	1,000,000	1,000,000	1,000,600
Residential Reinsurance 2021 Ltd.	9.25% (3-Month Treasury Bill + 925.000 basis points)	06/06/2025	500,000	500,000	499,500
Residential Reinsurance 2021 Ltd.	5.25% (3-Month Treasury Bill + 525.000 basis points)	06/06/2025	1,000,000	1,000,000	999,700
Residential Reinsurance 2021 Ltd.	3.75% (3-Month Treasury Bill + 375.000 basis points)	06/06/2025	975,000	975,000	974,415
Residential Reinsurance 2021 Ltd.	2.50% (3-Month Treasury Bill + 250.000 basis points)	06/06/2025	500,000	500,000	499,750
Sanders RE II Ltd.	3.50% (3-Month Treasury Bill + 350.000 basis points)	04/07/2028	1,000,000	1,000,000	998,500
Sierra Ltd.	4.75% (3-Month Treasury Bill + 475.000 basis points)	01/31/2024	1,500,000	1,500,000	1,522,140
Titania RE Ltd.	4.50% (1-Month Treasury Bill + 450.000 basis points)	06/21/2024	1,000,000	1,000,000	1,000,000
Vista RE Ltd.	7.25% (3-Month Treasury Bill + 675.000 basis points)	05/21/2024	1,250,000	1,250,000	1,256,750
TOTAL CORPORATE BONDS					21,340,886

SHORT-TERM INVESTMENTS - 44.99%
MONEY MARKET FUND - 44.99%
Morgan Stanley Institutional Liquidity Fund Government Portfolio	0.03%(C)		99,423,996	99,423,996	99,423,996
TOTAL SHORT-TERM INVESTMENTS					99,423,996

	Acquisition Type	Acquisition Dates(E)	Geographic Region(F)	Cost	Fair Value
PRIVATE FUNDS(D) - 19.28%
AFC Acquisitions, Inc.(G)	Co-Investment	04/2021	North America	3,800,000	3,800,000
Austin Co-Investment, L.P.2(G)	Co-Investment	03/2021	North America	3,551,267	4,637,925
KKR Leo Co-Invest L.P.	Co-Investment	06/2021	North America	2,570,118	2,590,010
L Catterton Growth IV, L.P.	Primary	04/2021	North America	5,090,063	10,038,885
NB Lowcode Private Equity	Co-Investment	04/2021	North America	2,910,548	3,025,521
RealPage Property Parent, L.P.(G)	Co-Investment	04/2021	North America	6,500,000	6,500,000
THL Automation Fund Investors (4K), L.P.	Co-Investment	03/2021	North America	4,000,000	4,000,000
Thoma Bravo Ascension Fund, L.P.	Co-Investment	06/2021	North America	8,005,334	8,002,338
TOTAL PRIVATE FUNDS					42,594,679

TOTAL INVESTMENTS (Cost $293,492,433) - 136.80%					302,287,873
Liabilities in excess of other assets - (36.80%)					(81,317,315)
TOTAL NET ASSETS - 100.00%					$220,970,558

(A)	Security represents an unfunded Delayed Draw Term Loan.

(B)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”). These securities are restricted and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the total value of these securities is $21,340,886, representing 9.66% of net assets.

(C)	The rate is the annualized seven-day yield as of June 30, 2021.

(D)	Non-income producing securities, which are restricted as to resale and illiquid.

(E)	Acquistion Dates cover from the original investment date and is a required disclosure for restricted securities only.

(F)	Geographic region is based on where a private fund is headquartered and may be different from where such fund invests or operates. In the case of primary and secondary investments, geographic region generally refers to where the majority of the underlying assets are invested.

(G)	The fair value of the investment was determined using a significant unobservable input.

Valuation of Investments

The Fund computes the Net Asset Value (“NAV”) for each class of Shares as of the close of business on the last business day of each month and in connection with the Fund’s offer to purchase Shares, on each date that Shares are to be repurchased, as of the date of any distribution and at such other times as the Board shall determine, in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Fund values its investments. The Board has delegated to the Adviser general responsibility for determining, in accordance with the Procedures, the value of such investments. The value of the Fund's assets is based on information reasonably available at the time the valuation is made and the Adviser believes to be reliable.

The Adviser generally will value the Fund’s investment in Portfolio Funds and certain Direct Investments, including Direct Investments in private equity securities, using the “practical expedient” in accordance with Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”). ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. Portfolio Funds are generally valued based on the latest net asset value reported by a Portfolio Fund Manager or general partner. Similarly, many Direct Investments, including Direct Investments in private equity securities, are generally valued based on the valuation information provided by the lead or sponsoring private equity investors. In general, it is anticipated that such valuation information from these Portfolio Fund managers or from lead or sponsoring private equity investors will generally not be available until 60 days or more after each quarter-end. Therefore, the most recently provided valuation information about these Direct Investments and Portfolio Funds for purposes of calculating the Fund’s monthly net asset value will typically be adjusted by the Adviser pursuant to the Fund’s valuation procedures to estimate the fair value, on a monthly basis, of the interests in such Portfolio Funds or Direct Investments. To the extent the Adviser is either unable to utilize the practical expedient under ASC 820, or where the Adviser determines that use of the practical expedient is not appropriate as it will not result in a price that represents the current value of an investment, the Adviser will make a fair value determination of the value of the investment.

Domestic exchange traded equity securities (other than options) will be valued at their last sale prices as reported on the exchanges where those securities are primarily traded. If no sales of a security are reported on a particular day, the security will be valued based on its bid price for a security held long, or its ask price for a security held short, as reported by those exchanges. Securities traded primarily on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If no NOCP is available, the security will generally be valued at the latest bid price as reported on NASDAQ. In the absence of such sales or quotations, other publicly offered securities will be valued at their bid prices (or asked prices in the case of securities held short) as obtained from one or more dealers making markets for those securities.

Debt securities may be valued in accordance with the procedures described for equity securities above. In addition, debt securities may be valued by an independent pricing service approved by the Board on the basis of market quotations. The Adviser will monitor the reasonableness of valuations provided by the pricing service. Debt securities with remaining maturities of 60 days or less will be valued on the basis of amortized cost, unless other factors indicate that amortized cost is not an accurate estimate of the security’s value. If a valuation for a security is not available from an independent pricing service or if the Adviser believes in good faith that the valuation does not reflect the amount the Fund would receive on a current sale of that security, the Fund seeks to obtain quotations from brokers or dealers. If such quotations are not readily available, the Fund may use a fair value estimate made according to methods approved by the Board of Managers.

For illiquid securities for which no market quotations are available (other than interests in Portfolio Funds and certain Direct Investments, as described above) and for which independent appraisals of current value can readily be obtained, valuations will be based on such appraisals. Otherwise, valuation of illiquid securities (other than interests in Portfolio Funds and certain Direct Investments, as described above) will remain at cost except that original cost valuation will be adjusted based on a determination of such investment’s fair value.

FASB ASC 820-10, “Fair Value Measurements” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds and certain Direct Investments are structured as closed-end, commitment-based private investment funds to which the Fund commits a specified amount of capital upon inception of the investment (i.e., committed capital) which is then drawn down over a specified period of the investment’s life. Such investments generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Fund generally holds interests for which there is no active market, although, in some situations, a transaction may occur in the “secondary market” where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations and financial condition.

The following table presents the investments carried on the Statement of Assets and Liabilities by level within the valuation hierarchy as of June 30, 2021.

Investments	Level 1	Level 2	Level 3	Net Asset Value	Total
Bank Loans	$—	$129,953,567	$—	$—	$129,953,567
Common Stocks	8,974,745	—	—	—	8,974,745
Corporate Bonds	—	21,340,886	—	—	21,340,886
Private Funds	—	—	14,937,925	27,656,754	42,594,679
Short-Term Investments	99,423,996	—	—	—	99,423,996
Total Investments	$108,398,741	$151,294,453	$14,937,925	$27,656,754	$302,287,873

Additional sector, industry, or geographic detail, if any, is included in the Schedule of Investments.

Significant Unobservable Inputs

As of June 30, 2021, the Fund had Level 3 investments valued at $14,937,925. The fair value of investments valued at $27,656,754 in the Fund’s Schedule of Investments have been valued at the unadjusted NAV by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of June 30, 2021.

Investments	Fair Value as of June 30, 2021	Valuation Methodologies	Variable	Value/Range	Weighted Average
Private Funds
AFC Acquisitions, Inc.	$3,800,000	Recent Transaction Value	N/A	N/A	N/A
Austin Co-Investment, LP	4,637,925	Market Approach	Adjusted EBITDA	5.2x	N/A
RealPage Property Parent, L.P.	6,500,000	Recent Transaction Value	N/A	N/A	N/A
Total Investments	$14,937,925

During the period ended June 30, 2021, purchases of and sales from Level 3 investments were as follows:

Purchases	Sales
$10,300,000	$—

During the period ended June 30, 2021, change in unrealized appreciation and realized gains from Level 3 investments were $1,107,925 and $0, respectively.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during the period ended June 30, 2021.

The estimated remaining life of the Fund’s investments as of June 30, 2021, is unknown at this time.

Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Board.